Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Borrowings from a related party	$ 11.1
Lease liabilities	$ 0.2
Capitalization rate, percentage	11.70%
Impairment loss	$ 4.7
Contractual commitments for acquisition of property, plant and equipment	$ 41.7	$ 44.9